Notes Payable - Schedule of Notes Payable (Details) (USD $)	Mar. 31, 2013	Mar. 17, 2013	Feb. 19, 2013	Jan. 16, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 20, 2011
Notes payable total	$ 271,962	$ 60,000	$ 25,000	$ 75,000	$ 144,948	$ 43,828	$ 100,000
Less current portion	271,962				144,948	43,828
Notes payable non-current	0				0	0
12% Notes Payable Entered In August 2011 [Member]
Notes payable total	14,948				14,948
12% Notes Payable Entered In August 2011 [Member]
Notes payable total						14,948
8% Notes Payable Entered In November 2011 [Member]
Notes payable total	20,000				20,000	20,000
8% Notes Payable Entered In January 2012 [Member]
Notes payable total	10,000				10,000
10% Secured Notes Payable Entered In December 2011 [Member]
Notes payable total	67,014				100,000	8,880
10% Secured Notes Payable To Individual [Member]
Notes payable total	75,000
10% Secured Notes Payable To Individual 1 [Member]
Notes payable total	25,000
Notes Payable To Individual [Member]
Notes payable total	$ 60,000